Litigation And Settlements	9 Months Ended
Sep. 30, 2011
Litigation And Settlements [Abstract]
Litigation And Settlements

Note 14 – Litigation and Settlements

We were a party to litigation with a former director, John Giura, pursuant to which Mr. Giura filed an action alleging that we breached a consulting agreement. On April 1, 2011, we entered into an agreement to settle this litigation wherein we agreed to pay $25,000 and issue 40,000 shares of our common stock valued at $114,800 in full settlement of all claims in this lawsuit. We recorded a one-time charge of approximately $140,000 in March 2011 related to this settlement.

We were also a party to litigation with an owner of property leased by a subsidiary of Inuvo pursuant to which the owner alleged a breach of a lease agreement, in addition to claims of unfair and deceptive trade practices, fraud and misrepresentation were alleged. On April 6, 2011, we entered into an agreement to settle this litigation wherein we agreed to pay a total of $340,000 in installments over the next 2 years and issued 40,000 shares of the our common stock valued at $115,600 in full settlement of all claims in this lawsuit. We recorded a one-time credit of approximately $256,000 in March 2011 in discontinued operations related to this settlement due to the write-off of accrued rent.

We were a party to litigation with a former employee, for alleged breach of an employment agreement and other contract and tort claims. On April 7, 2011, we entered into an agreement to settle this litigation pursuant to which we agreed to pay an aggregate of $125,000, partially covered by insurance, over six months and issue 50,000 shares of the our common stock valued at approximately $135,000 in full settlement of this litigation. We recorded a one-time charge of $235,000 in March 2011 related to this settlement.

We were notified by the counsel of our former chief executive officer that he is claiming indemnification of the legal costs not reimbursed by insurance to defend him from a claim made by the Securities and Exchange Commission. We are evaluating the claim at this time and are unable to ascertain the potential monetary impact on us, if any.